Document and Entity Information	Apr. 20, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 20, 2026
Registrant Name	Plus Automation, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-2086744
Entity Tax Identification Number	93-2913093
Entity Address, Address Line One	3315 Scott Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	508-4758
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002086744
Amendment Flag	false